OPERATIONS IN UZBEKISTAN (Tables) (Uzbekistan)	12 Months Ended
Dec. 31, 2012
Uzbekistan
OPERATIONS IN UZBEKISTAN
Impairment loss of the long-lived assets

As a result, an impairment loss of the following long-lived assets was recorded in the consolidated statement of operations and comprehensive income for the year ended December 31, 2012 and was assigned to the "Uzbekistan" segment:

Impairment loss
Property, plant and equipment	$256,355
Licenses	82,885
Rights to use radio frequencies	76,641
Numbering capacity	36,145
Software and other intangible assets	50,241
Goodwill	108,544

Total impairment loss relating to goodwill and long-lived assets	$610,811